Summary of Significant Accounting Policies (Basis of Presentation; Liquidity and Going Concern) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			3 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 agreements	Dec. 31, 2011
Organization and Principal Activities [Line Items]
Cash and cash equivalents		$ 4,380,328	$ 1,671,230	$ 13,070,987		$ 26,750,427
Accumulated deficit		187,095,885	176,368,243
Working capital deficit		4,800,000
Operating cash flows		$ (5,209,268)	$ (11,524,248)	$ (8,086,138)
Percentage of headcount reduced	40.00%
Qinhe [Member]
Organization and Principal Activities [Line Items]
Number of cooperation agreements with related party					2